SCHEDULE OF NET OPERATING LOSS CARRIED FORWARD (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carried forward	$ 437,806
Less: valuation allowance	261,846
Deferred tax assets, net	$ 175,960